INCOME TAX (CREDIT) EXPENSE - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income tax years	5
Income tax exemption period in years	2007 to 2011
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase (decrease) in net income if taxes on casino gaming profits have been paid	$ (88,491,000)	$ (69,677,000)	$ (28,069,000)
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid			$ (0.018)
Effective tax rate	(0.70%)	(0.60%)	(9.60%)
Valuation allowance	66,111,000	60,782,000
Adjusted operating tax loss carried forwards, expired	142,678,000
Aggregate undistributed earnings of foreign subsidiaries	1,150,000,000
Deferred income tax liability, undistributed earnings	138,000,000
Basic [Member]
Schedule Of Income Taxes [Line Items]
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid	$ 0.054	$ 0.043
Diluted [Member]
Schedule Of Income Taxes [Line Items]
Expected change in earnings (loss) per share if taxes on casino gaming profits have been paid	$ 0.053	$ 0.043
Additional tax holiday [Member]
Schedule Of Income Taxes [Line Items]
Income tax years	5
Income tax exemption period in years	2012 to 2016
Operating Tax Loss Carryforwards Expiring in 2013 [Member]
Schedule Of Income Taxes [Line Items]
Operating tax loss carryforward	175,451,000
Operating tax loss carry forwards expiration, years	2013
Operating Tax Loss Carryforwards Expiring in 2014 [Member]
Schedule Of Income Taxes [Line Items]
Operating tax loss carryforward	159,304,000
Operating tax loss carry forwards expiration, years	2014
Operating Tax Loss Carryforwards Expiring in 2015 [Member]
Schedule Of Income Taxes [Line Items]
Operating tax loss carryforward	183,885,000
Operating tax loss carry forwards expiration, years	2015
Property Tax Holiday [Member]
Schedule Of Income Taxes [Line Items]
Income tax exemption period in years	12 years
Minimum period that no change in use or disposal of vehicles from the date of purchase so that vehicles are entitled to vehicle tax holiday	5 years
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
United States of America [Member]
Schedule Of Income Taxes [Line Items]
Provision for income tax	0	0	0
Statute of limitation for tax return	3
Philippines [Member]
Schedule Of Income Taxes [Line Items]
Provision for income tax	$ 0	$ 0	$ 0
Statute of limitation for tax return	3
Hong Kong [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	6
Macau [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5